As filed with the Securities and Exchange Commission on April 2, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedules of Investments.

First State Global Listed Infrastructure Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS: 89.80%
	Airport Services - 1.83%
278	Aena SA^	$60,536
2,463	Grupo Aeroportuario del Pacifico SAB de CV - Class B^	25,815
1,000	Japan Airport Terminal Co., Ltd.^	38,850
		125,201

	Construction & Engineering - 1.33%
840	VINCI SA^	90,787

	Electric Utilities - 22.09%
1,741	Alliant Energy Corp.	69,205
255	American Electric Power Company, Inc.	17,539
6,333	Great Plains Energy, Inc.	197,083
6,700	Hydro One Ltd.^	120,981
1,990	NextEra Energy, Inc.	315,256
4,570	PG&E Corp.	193,905
22,000	Power Assets Holdings Ltd.^	195,513
6,129	Southern Co.	276,479
6,806	SSE plc^	126,217
		1,512,178

	Gas Utilities - 5.51%
9,400	Osaka Gas Co., Ltd.^	186,992
4,151	UGI Corp.	189,991
		376,983

	Highways & Railtracks - 19.12%
4,494	Abertis Infraestructuras SA^	109,027
7,900	Atlantia SpA^	261,489
41,100	CCR SA^	202,209
7,626	Groupe Eurotunnel SE^	106,947
112,000	Jiangsu Expressway Co. Ltd. - Class H^	172,269
47,243	Transurban Group^	456,732
		1,308,673

	Marine Ports & Services - 2.21%
24,000	China Merchants Port Holdings Co. Ltd.^	63,282
84,000	COSCO SHIPPING Ports Ltd.^	87,778
		151,060

	Multi-Utilities - 14.07%
4,512	Dominion Energy, Inc.	344,897
47,789	National Grid plc^	547,574
2,850	NiSource, Inc.	70,338
		962,809

	Oil & Gas Storage & Transportation - 11.00%
8,275	Enbridge, Inc.^	302,946
21,101	Kinder Morgan, Inc.	379,396
1,565	Koninklijke Vopak NV^	70,645
		752,987

	Railroads - 12.64%
664	Canadian Pacific Railway Ltd.^	122,943
500	Central Japan Railway Co.^	94,980
1,926	CSX Corp.	109,339
3,200	East Japan Railway Co.^	319,407
910	Norfolk Southern Corp.	137,301
608	Union Pacific Corp.	81,168
		865,138
	TOTAL COMMON STOCKS (Cost $6,081,745)	6,145,816

	MLP INVESTMENTS: 2.86%
	Oil & Gas Storage & Transportation - 2.86%
3,811	Enterprise Products Partners, LP	105,260
4,309	Plains All American Pipeline, LP	90,360
		195,620
	TOTAL MLP INVESTMENTS (Cost $185,520)	195,620

	REITS: 6.55%
	Real Estate - 6.55%
2,316	American Tower Corp.	342,073
942	Crown Castle International Corp.	106,229
		448,302
	TOTAL REITS (Cost $397,624)	448,302

	Total Investments in Securities (Cost $6,664,889): 99.21%	6,789,738
	Other Assets in Excess of Liabilities: 0.79%	53,961
	Net Assets: 100.00%	$6,843,699

^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is the Dutch phrase for a public company.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SE	Company is a European company.
SpA	Società per Azioni is the Italian term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	45.00%
United Kingdom	9.85%
Japan	9.36%
Canada	7.99%
Australia	6.67%
China	4.72%
Italy	3.82%
Brazil	2.95%
France	2.89%
Hong Kong	2.86%
Spain	2.48%
Netherlands	1.03%
Mexico	0.38%
100.00%

First State Global Listed Infrastructure Fund
Notes to Schedule of Investments
January 31, 2018 (Unaudited)

Note 1 – Securities Valuation

The First State Global Listed Infrastructure Fund's (the "Fund") investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange ("NYSE") (4:00 pm EST).

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, Advisors Series Trust has selected ICE Data Services' Fair Value Information Services ("FVIS") to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund's securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security's corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. First State Investments (US) LLC (the "Adviser") anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of January 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$ 682,342	$ 70,645	$ -	$ 752,987
Industrials	476,566	2,064,293	-	2,540,859
Utilities	1,795,674	1,056,296	-	2,851,970
Total Common Stocks	2,954,582	3,191,234	-	6,145,816
MLP Investments	195,620	-	-	195,620
REITS	448,302	-	-	448,302
Total Investments in Securities	$3,598,504	$3,191,234	$ -	$6,789,738

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification. Transfers between levels are recognized at January 31, 2018, the end of the reporting period.  There were no level 3 securities held in the Fund during the period ended January 31, 2018.

The Fund had the following transfers during the period ended January 31, 2018. Two securities were valued on January 31, 2018 based on the value provided by FVIS which resulted in a transfer from level 1 to level 2. Previously these two securities were valued based on the last sales price.

Transfers into Level 2	$309,156
Transfers out of Level 2	-
Net transfers into/or out of Level 2	$309,156

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date                                              March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                              March 29, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                   March 29, 2018

* Print the name and title of each signing officer under his or her signature.